Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Jan. 31, 2018
U.S. REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MUSDX
U.S. REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSULX
U.S. REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSURX
U.S. REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MURSX
Global Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MRLAX
Global Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MRLBX
Global Real Estate Portfolio | Class L
Prospectus:
Trading Symbol	MGRLX
Global Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSRDX
Global Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MGREX